Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions
Related Party Transactions

14Related Party Transactions

Management fees to Danaos Shipping Company Limited (“the Manager”) amounted to $8,307 thousand in the six months ended June 30, 2018 ($8,428 thousand in the six months ended June 30, 2017) and are presented under “General and administrative expenses” in the condensed consolidated statements of income.

Commissions to the Manager amounted to $2,518 thousand in the six months ended June 30, 2018 ($2,608 thousand in the six months ended June 30, 2017) and are presented under “Voyage expenses” in the condensed consolidated statements of income.